Schedule of Investments - Virtus Real Asset Income ETF

July 31, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 94.7%
Communication Services - 6.0%
BCE, Inc. (Canada)	4,707	$203,437
Cogent Communications Holdings, Inc.	3,276	200,622
KT Corp. (South Korea)(1)(2)	17,810	208,911
Lumen Technologies, Inc.	114,465	204,893
Mobile TeleSystems PJSC (Russia)(3)	387,202	4
TELUS Corp. (Canada)	10,933	194,498
Vodafone Group PLC (United Kingdom)(2)	23,068	221,914
Total Communication Services		1,234,279
Consumer Staples - 2.1%
Alico, Inc.	8,437	218,518
Fresh Del Monte Produce, Inc.	7,937	210,966
Total Consumer Staples		429,484
Energy - 22.2%
Cheniere Energy Partners LP(1)	4,599	237,538
ConocoPhillips	2,087	245,682
Coterra Energy, Inc.	8,853	243,812
Crescent Point Energy Corp. (Canada)(1)	32,679	265,027
Delek Logistics Partners LP(1)	3,663	174,432
Devon Energy Corp.	4,441	239,814
Diamondback Energy, Inc.	1,683	247,940
Dorchester Minerals LP(1)	7,264	222,787
Enbridge, Inc. (Canada)	5,772	212,410
EOG Resources, Inc.	1,957	259,361
Geopark Ltd. (Colombia)	21,176	214,089
Hess Midstream LP Class A	7,159	223,289
Kimbell Royalty Partners LP	14,222	224,850
Natural Resource Partners LP(1)	4,215	267,231
Permian Basin Royalty Trust(1)	9,000	217,350
Petroleo Brasileiro SA (Brazil)(2)	14,425	211,759
Pioneer Natural Resources Co.	1,057	238,533
Sabine Royalty Trust(1)	3,232	219,517
TC Energy Corp. (Canada)	5,232	187,672
Viper Energy Partners LP	8,393	227,618
Total Energy		4,580,711
Materials - 18.8%
Agnico Eagle Mines Ltd. (Canada)	4,313	226,044
AngloGold Ashanti Ltd. (Australia)(2)	9,345	207,459
B2Gold Corp. (Canada)	60,851	212,370
Barrick Gold Corp. (Canada)	12,904	223,110
Braskem SA Class A (Brazil)*(1)(2)	17,661	187,560
CVR Partners LP	2,618	243,893
Dow, Inc.	4,120	232,657
DRDGOLD Ltd. (South Africa)(2)	19,374	217,764
Gerdau SA (Brazil)(2)	40,336	248,066
Gold Fields Ltd. (South Africa)(2)	14,850	229,730
ICL Group Ltd. (Israel)(1)	36,637	245,102
Newmont Corp.	5,024	215,630
Pan American Silver Corp. (Canada)	14,706	248,237
Southern Copper Corp. (Mexico)	2,869	250,865
SunCoke Energy, Inc.	26,503	235,347
Ternium SA (Mexico)(2)	5,245	234,189
Tronox Holdings PLC	17,401	231,259
Total Materials		3,889,282
Real Estate - 31.1%
Agree Realty Corp.	3,238	209,758
Alexander & Baldwin, Inc.	11,784	226,253
Alexandria Real Estate Equities, Inc.	1,910	240,049
American Assets Trust, Inc.	11,478	258,255
American Tower Corp.	1,136	216,192
Camden Property Trust	1,956	213,380
CareTrust REIT, Inc.	10,989	228,461
Crown Castle, Inc.	1,931	209,108
CTO Realty Growth, Inc.	12,865	225,138
CubeSmart	4,780	207,261
Digital Realty Trust, Inc.	2,007	250,112
EastGroup Properties, Inc.	1,249	221,298
Equity LifeStyle Properties, Inc.	3,167	225,427
Essential Properties Realty Trust, Inc.	9,053	222,251
Essex Property Trust, Inc.	942	229,424
Extra Space Storage, Inc.	2,957	412,708
First Industrial Realty Trust, Inc.	4,136	213,831
Four Corners Property Trust, Inc.	8,327	219,000
Getty Realty Corp.	6,393	206,622
Healthcare Realty Trust, Inc.	11,348	221,626
Innovative Industrial Properties, Inc.	2,910	230,559
Invitation Homes, Inc.	6,308	223,934
Medical Properties Trust, Inc.(1)	24,064	242,806
Mid-America Apartment Communities, Inc.	1,420	212,517
National Storage Affiliates Trust	6,143	207,572
Sun Communities, Inc.	1,642	213,953
Terreno Realty Corp.	3,714	220,389
VICI Properties, Inc.	6,805	214,221
Total Real Estate		6,422,105
Utilities - 14.5%
Alliant Energy Corp.	4,016	215,820
American Electric Power Co., Inc.	2,489	210,918
Black Hills Corp.	3,467	209,164
Cia Energetica de Minas Gerais (Brazil)(2)	82,078	215,865
Cia Paranaense de Energia (Brazil)(2)	26,570	230,096
CMS Energy Corp.	3,553	216,982
Eversource Energy	2,993	216,484
Fortis, Inc. (Canada)	4,969	211,828
National Grid PLC (United Kingdom)(2)	3,158	212,786
New Jersey Resources Corp.	4,486	200,524
NextEra Energy Partners LP	3,492	190,139
NiSource, Inc.	7,800	217,152
NRG Energy, Inc.	6,064	230,371
Portland General Electric Co.	4,474	213,276
Total Utilities		2,991,405
Total Common Stocks
(Cost $22,865,369)		19,547,266
SECURITIES LENDING COLLATERAL - 6.9%
Money Market Fund - 6.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%(4)(5)
(Cost $1,419,402)	1,419,402	1,419,402

TOTAL INVESTMENTS - 101.6%
(Cost $24,284,771)		20,966,668
Liabilities in Excess of Other Assets - (1.6)%		(331,139)
Net Assets - 100.0%		$20,635,529

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,638,725; total market value of collateral held by the Fund was $1,666,147. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $246,745.
(2)	American Depositary Receipts.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2023 (unaudited)

(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2023.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$19,547,262	$—	$4	$19,547,266
Money Market Fund	1,419,402	—	—	1,419,402
Total	$20,966,664	$—	$4	$20,966,668

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2023.